SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Jul. 31, 2014	Jun. 30, 2016	Apr. 30, 2016	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Grants revenue					$ 453,202	$ 389,385
Reclassification for loss included in net income						(19,097)
Cumulative effect of change to accumulated deficit
Number of antidilutive shares					30,400,000	26,800,000
Accumulated losses					$ (26,265,207)	$ (14,408,976)
Options issued during period						450,000	450,000
Warrant [Member] | Series A Preferred Stock [Member]
Number of shares issued					41,659
Accumulated Deficit [Member]
Cumulative effect of change to accumulated deficit						$ (8,333)
Private Placement Offering [Member] | Warrant [Member]
Number of shares issued	1				23,549,510
Square 1 Bank [Member] | Warrant [Member]
Number of shares issued					66,574
Original License Agreement [Member] | Pieris Pharmaceuticals, Inc. & Pieris Pharmaceuticals GmbH [Member]
Initial license fee			$ 250,000
Definitive Agreement [Member] | Pieris Pharmaceuticals, Inc. & Pieris Pharmaceuticals GmbH [Member]
License maintenance fee		$ 750,000
Phase II Small Business Innovation Research [Member] | National Cancer Institute (Unit of the National Institutes of Health) [Member]
Grants revenue				$ 999,967
Grant revenue, period term				2 years